J.P. MORGAN SPECIALTY FUNDS

JPMorgan Macro Opportunities Fund

(the “Fund”)

(a series of JPMorgan Trust IV)

(All Share Classes)

Supplement dated March 22, 2021

to the Summary Prospectuses and Prospectuses

dated March 1, 2021, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Shrenick Shah	2020	Managing Director
Benoit Lanctot	2020	Executive Director
Josh Berelowitz	2020	Executive Director
Virginia Martin Heriz	2021	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Macro Opportunities Fund” section of each Prospectus is deleted in its entirety and replaced with the following:

Macro Opportunities Fund

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Shrenick Shah, Benoit Lanctot, Josh Berelowitz and Virginia Martin Heriz. The team is responsible for managing the Fund on a day to day basis. Shrenick Shah, Managing Director, is the head of the Macro Strategies team at J.P. Morgan Asset Management, based in London. An employee since September 2010, Shrenick previously worked in the equity divisions at Deutsche Bank and Credit Suisse. Benoit Lanctot, CFA, CAIA, Executive Director, is a portfolio manager in the Macro Strategies team, based in London. An employee since July 2011, Benoit previously worked as a senior analyst in the Convertible Bond team within Multi-Asset Solutions, responsible for the implementation of the fundamental analysis framework with global coverage. Prior to that, Benoit worked in investment banking for the Diversified Industries Group of Scotia Capital Inc. based in Montreal, Canada. Josh Berelowitz, CFA, Executive Director, is a portfolio manager in the Macro Strategies team, based in London. An employee since September 2011, Josh has been focused on the macro portfolios since inception of the strategy in November 2012. Virginia Martin Heriz, Executive Director, is a portfolio manager in the Macro Strategies team, based in London. An employee since November 2019, Virginia previously was a portfolio manager at Aberdeen Standard Investments where she was responsible for tactical asset allocation portfolios and segregated multi asset mandates. Prior to that, Virginia was an analyst covering global financials at Martin Currie Investment Management.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-MO-PM-321

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Macro Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated March 22, 2021

to the Statement of Additional Information

dated March 1, 2021

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the JPMorgan Macro Opportunities Fund (the “Fund”) is deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Macro Opportunities Fund
Shrenick Shah Benoit Lanctot	0 0	0 0	6 6	8,964,421 8,964,421	0 0	0 0
Josh Berelowitz	0	0	6	8,964,421	0	0
Virginia Martin Heriz[1]	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Macro Opportunities Fund
Shrenick Shah	0	0	0	0	0	0
Benoit Lanctot	0	0	0	0	0	0
Josh Berelowitz	0	0	0	0	0	0
Virginia Martin Heriz[1]	0	0	0	0	0	0

[1]	As of 2/28/21.

In addition, effective immediately, the information in the “Portfolio Managers – Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Macro Opportunities Fund
Shrenick Shah	X
Benoit Lanctot	X
Josh Berelowitz	X
Virginia Martin Heriz[1]	X

[1]	As of 2/28/21.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MO-SAI-321